CAPITAL AND RESERVES (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF COMMON SHARES

All Common Shares rank equally with regards to the Company’s residual assets. The following table presents the change in issued Common Shares for the periods presented (in thousands):

	As of
	March 31, 2026	December 31, 2025
Common Shares Issued, Beginning Balance	210,478	202,941
Stock Options Exercised	155	4,390
Release of Restricted Stock Units	2,865	10,716
Retirement of Shares	—	(7,569)
Common Shares Issued, Ending Balance	213,498	210,478